HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator, Since inception, a portion of the operations of the Company were conducted by Sanovas, who invoices the Company for costs and expenses paid for on behalf of the Company and costs and expenses allocated to the Company for services performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat ophthalmic disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. The Company is actively pursuing its mission to prevent vision loss and blindness due to ocular diseases, including diabetic retinopathy and maculopathy, through its first two devices:

1.	RetinalCamTM, an in-home/remote location patient-activated monitoring and imaging device offering real-time communication and alerting system for physicians available 24/7; and
2.	Retinal Imaging Screening Device, a portable, retinal imaging system providing a wide field of view without requiring pupil dilation;

In addition to the above medical devices, the Company is engaged with Pearl IRB, a provider of diagnostic testing services for its Institutional Review Board (“IRB”) to conduct a study to personalize medical evaluations for patients receiving treatment for wet macular degeneration, which was previously announced on October 30, 2023. The Company and Dr. Perich have engaged phlebotomists from Seven Springs Surgery Center to facilitate the blood draw process necessary for the Pearl IRB study. Blood draws began in late 2024. If the study proves successful, revenues for this program are anticipated to begin in the second half of 2025.

In addition to the above medical device and IRB advancements, the Company continues to make progress in its planning/and guidance to move forward, via its contracted clinical resource organization, to conduct pharmaceutical clinical studies for our two products:

1.	RTG-2023 for the treatment of dry age-related macular degeneration (dry AMD); and
2.	RTG-2024 for the treatment of Alzheimer’s syndrome dementia.

The Company also has a subsidiary DNA/GPS which combines genetic mapping capabilities with the Company’s retinal imaging capabilities. The combined technology is expected to have the ability to screen, monitor and provide data to profile trends and create diagnostic markers for systemic and retinal disorders in the cardiovascular, Alzheimer’s and Parkinson disease fields. The markers and data analysis are rapid and cost effective, thereby having the potential to eliminate expensive diagnostic equipment such as MRI or CT scanning. The results are confidential to the patient and anonymous for any third party without permission of the patient.

Liquidity and Going Concern

The Company has had net losses since inception and has an accumulated deficit of approximately $16,017,000 at March 31, 2025. As of March 31, 2025, the Company had liabilities of approximately $1,680,000, a significant portion of which is with related parties. The Company has minimal cash at March 31, 2025 and remains dependent on related parties for much of its financing. The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. The Company is in discussions with investment bankers and individual investors with respect to raising additional capital for the Company and potentially up-listing to Nasdaq exchange.

Sanovas has paid a significant portion of the Company’s operating expenses through March 2025, and was owed approximately $177,000 as of March 31, 2025 by the Company. The Company issued 296,000 shares of its common stock to offset amounts due to Sanovas for payment of expenses on behalf of the Company of $666,000 during the year ended December 31, 2024. In 2024, the Company also issued 75,000 shares of its common stock as settlement of an account payable of $150,000 due to a vendor and issued 55,555 shares of its common stock valued at $125,000 to a vendor for investor relation services.

As of the date of this prospectus, the Company does not have adequate resources to fund its operations through June 2026 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. During the periods ended December 31, 2024 and 2023, a portion of the operations of the Company were conducted by Sanovas, who invoices the Company for costs and expenses paid for on behalf of the Company and costs and expenses allocated to the Company for services performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat ophthalmic disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. The Company is actively pursuing its mission to prevent vision loss and blindness due to ocular diseases, including diabetic retinopathy and maculopathy, in its first two devices:

1.	RetinalCamTM, an in-home/remote location patient-activated monitoring and imaging device offering real-time communication and alerting system for physicians available 24/7; and
2.	Retinal Imaging Screening Device, a portable, retinal imaging system providing a wide field of view without requiring pupil dilation;

In addition to the above medical device advancements, the Company is engaged with Pearl IRB, a provider of diagnostic testing services for its Institutional Review Board (“IRB”) to conduct a study to personalize medical evaluations for patients receiving treatment for wet macular degeneration, which was previously announced on October 30, 2023. The Company and Dr. Perich have engaged phlebotomists from Seven Springs Surgery Center to facilitate the blood draw process necessary for the Pearl IRB study. Blood draws began in late 2024. If study proves successful, revenues for this program are anticipated to begin in 2025.

In addition to the above medical device and IRB advancements, the Company continues to make progress in its planning/and guidance to move forward, via its contracted clinical resource organization, to conduct pharmaceutical clinical studies for their medications:

1.	RTG-2023 for the treatment of dry age-related macular degeneration (dry AMD); and
2.	RTG-2024 for the treatment of Alzheimer’s syndrome dementia.

On July 5, 2022, the Company entered into an exchange agreement with Dr. Lawrence Perich pursuant to which it acquired all the outstanding shares of DNA/GPS Inc., a pharmacogenetics company based in Tampa, Florida (“DNA/GPS”), in exchange for the issuance of 2,000,000 shares of the Company’s common stock. The acquisition of DNA/GPS combines DNA/GPS’ genetic mapping capabilities with the Company’s retinal imaging capabilities. The combined technology is expected to have the ability to screen, monitor and provide data to profile trends and create diagnostic markers for systemic and retinal disorders in the cardiovascular, Alzheimer’s and Parkinson disease. The markers and data analysis are rapid and cost effective, thereby eliminating expensive diagnostic equipment such as MRI or CT scanning. The results are confidential to the patient and anonymous for any third party without permission of the patient. The Company accounted for this transaction as an asset acquisition in 2022.

Liquidity and Going Concern

The Company has had net losses since inception and has an accumulated deficit of approximately $15,430,000 at December 31, 2024. As of December 31, 2024, the Company had liabilities of approximately $1,478,000, a significant portion of which is with related parties. The Company has minimal cash at December 31, 2024 and remains dependent on related parties for much of its financing. The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. The Company is in discussions with investment bankers and individual investors with respect to raising additional capital for the Company and potentially up-listing to NASDAQ exchange.

Sanovas has paid a significant portion of the Company’s operating expenses through December 2024, and was owed approximately $16,000 as of December 31, 2024 by the Company. The Company issued 296,000 and 363,362 shares of its common stock to offset amounts due to Sanovas for payment of expenses on behalf of the Company of $666,000 and $1,090,087 during the years ended December 31, 2024 and 2023, respectively. In 2024, the Company also issued 75,000 shares of its common stock as settlement of an account payable of $150,000 due to a vendor and issued 55,555 shares of its common stock valued at $125,000 to a vendor for investor relation services.

As of the date of this prospectus, the Company does not have adequate resources to fund its operations through March 2026 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.